Provisions and Contingent Provisions (Details) - Schedule of Provisions for Personnel Salaries and Expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provisions for Personnel Salaries and Expenses [Abstract]
Provision for short-term benefits	$ 79,829	$ 97,866
Provision for long-term benefits	1,450	926
Provision for senioruty compensation	585	601
Provision for other personnel benefits	43	31
Total	$ 81,907	$ 99,424